PUTNAM TAX EXEMPT MONEY MARKET FUND | PUTNAM TAX EXEMPT MONEY MARKET FUND
PUTNAM TAX EXEMPT MONEY MARKET FUND
Goal
Putnam Tax Exempt Money Market Fund seeks as high a rate of current income, exempt from federal income tax, as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		PUTNAM TAX EXEMPT MONEY MARKET FUND Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[1]	1.00%
[1]	A deferred sales charge on class A shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PUTNAM TAX EXEMPT MONEY MARKET FUND Class A
Management fees		0.28%
Distribution and service (12b-1) fees		none
Other expenses		0.29%
Total annual fund operating expenses		0.57%
Expense reimbursement	[1]	(0.04%)
Total annual fund operating expenses after expense reimbursement		0.53%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through January 30, 2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example (USD $)	PUTNAM TAX EXEMPT MONEY MARKET FUND Class A
1 year	54
3 years	179
5 years	314
10 years	710

Expense Example, No Redemption (USD $)	PUTNAM TAX EXEMPT MONEY MARKET FUND Class A
1 year	54
3 years	179
5 years	314
10 years	710

Investments
We invest mainly in money market instruments that pay interest that is exempt from federal income tax but may be subject to the federal alternative minimum tax (AMT), are high quality and have short-term maturities. We may consider, among other factors, credit and interest rate risks, as well as general market conditions when deciding whether to buy or sell investments.
Risks
The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment, and it is possible to lose money by investing in the fund.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund's investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer. The amount of information about issuers of tax exempt debt may not be as extensive as that which is available about companies whose securities are publicly traded. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares

Best calendar quarter Q2 2007	0.81%
Worst calendar quarter Q4 2014	0.00%

Average annual total returns (for periods ending 12/31/14)
Average Annual Total Returns	1 year	5 years	10 years
PUTNAM TAX EXEMPT MONEY MARKET FUND Class A	0.01%	0.02%	0.97%